CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (21,590)	$ (166)	$ 7,811
Unrealized gains (losses) on marketable securities:
Changes in unrealized gains (losses)	4,526	(5,046)	(2,999)
Less: reclassification adjustments for gains (losses) included in net income (loss)	(243)	68	438
Changes in unrealized losses	(2,955)	(3,427)	0
Less: reclassification adjustments for gains included in net income (loss)	4,799	2,795	0
Other comprehensive income (loss) before tax	6,127	(5,610)	(2,561)
Unrealized gains (losses) on marketable securities:
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	(985)	1,145	589
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	(221)	76	0
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	(1,206)	1,221	589
Other comprehensive income (loss), net of tax	4,921	(4,389)	(1,972)
Comprehensive income (loss) attributable to Radware Ltd.’s shareholders	$ (16,669)	$ (4,555)	$ 5,839